Borrowings - Reconciliation of movements of liabilities to cash flows arising from financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Innovation credit
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities, beginning of the period	€ 4,943	€ 4,552
Repayment	(1,008)
Interest expense	357	391
Liabilities arising from financing activities, end of the period	4,292	4,943
Convertible loans
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities, beginning of the period	1,828	39,538
Repayment		(43,372)
The effect of changes in foreign exchange rates		1,771
Interest expense	38	3,537
Interest paid		(2,612)
Transaction costs		94
Repayments allocated to option premium on convertible loans (equity)		1,482
Repayments recognized as result on derecognition of financial liabilities		2,534
Effect of waived loan agreements	(1,866)	(1,144)
Liabilities arising from financing activities, end of the period		1,828
Lease liability
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities, beginning of the period	15,200	16,282
Repayment	(1,621)	(1,674)
Effect of lease amendments	1,863	592
Liabilities arising from financing activities, end of the period	€ 15,442	€ 15,200